YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  The Dreyfus Variable Investment Fund -- Small Company Stock Portfolio completed its 1998 fiscal year with performance results that were significantly affected by the stock market's extraordinary volatility during that period. For the 12-month period ended December 31, 1998, your Portfolio produced a negative return of -5.97% * compared to a positive return of 0.38% for the Russell 2500 Index, the Portfolio benchmark.**

  According to a recent study, overall stock prices in the past year have been the most volatile in the past 50 years. However, volatility for smaller stocks was even greater over the same time period and it more than confirmed another research finding that small-cap stocks are roughly 50% more volatile than large-cap stocks in the Standard & Poor' s 500 Composite Stock Price Index. Indeed, it was a very difficult and challenging year for small-cap investors and for your Portfolio.

ECONOMIC REVIEW

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board (the "Fed") to contemplate a rise in interest rates early in the year, but world economic weakness generated powerful enough disinflationary forces that the Fed acted instead to ease credit beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower levels established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of a financial crisis. The Latin American economies weakened in turn as the financial stresses spread throughout that region. On balance, there was a substantial weakening of the world economy over the course of 1998 moderated mainly by the American consumer's role as "spender of last resort."

A main influence on the U.S. economy during the year was the foreign financial crisis and consequent cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation left more of the growth in consumer income with which to buy goods and services. Thus, consumers benefited from a combination of good growth in income after inflation, a strong labor market, and increases in the prices of assets they owned, including bonds, stocks and real estate. In a sense, 1998 was a year of disinflationary boom in the U.S., as above-trend economic growth coincided with negligible inflation.

  The negative effect of Asian weakness was felt in the industrial sector more than in the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and
paper)    and    exports.

  Evidence of a weaker world economy accumulated during 1998 as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, energetic steps were taken to stabilize the Japanese banks, design a support package for Brazil, ease monetary policy, and help overinvested financial institutions rebuild their cash reserves. Indications of a calming of financial fears were evident in the final months of the year. In any case, there appears to have been a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

  The global economy survived a triple financial crisis in 1998 from Japan, emerging market countries and overextended financial institutions. Excess capacity persists in many worldwide industries after years of high capital spending followed by the onset of a worldwide weakening in demand. Fortunately, the U.S. has led the world in making the transition away from the old manufacturing industries to the new growth industries, such as biotechnology, software, computer hardware and the Internet. This contributed to the favorable combination of low unemployment and low inflation in the U.S., and may yet lead toward more efficient allocation of capital elsewhere in the world.

  As 1998 ended, interest rates set by central banks remained in a downtrend in most parts of the world including Europe and the U.S. A similar trend had even begun in many emerging countries, as the stresses of financial crisis relaxed.

MARKET OVERVIEW

  Volatility was the overriding characteristic of equity markets in the year ended December 31. There was stock market strength during the early part of the year. Small-cap indices started to erode in the spring and were joined by large-cap indices by midsummer. Indices declined sharply until the end of August followed by a rebound and then a renewed decline amidst financial fears until early October. A strong rally followed in the last three months of the year in response to the easing of monetary policy. Over the 12-month period, the total return on the Standard and Poor's 500 Composite Stock Price Index was 28.60%. Returns on mid-cap and small-cap stock indices continued to be weaker, with a negative total return on small-cap indices.

  Three key trends influenced stock market behavior during the year. First, the Federal Reserve kept the Federal Funds rate flat at 5.5% for nearly nine months of the year, but then began a succession of easing moves. Second, weakness in the economies of emerging countries contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian developments such as oil, basic materials and exports and then for a broader list of stocks.

  The trigger for the sharp decline in stocks in August appeared to be the Russian default that month. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America sank; those for U.S. corporate profits were put on hold. Despite the fall in Treasury bond yields, financial stocks led the summer selloff due to concerns that financial difficulties might spread among emerging countries, who might fail to repay loans. However, in the last three months of the year, these fears began to ebb in response to Federal Reserve easing moves.

  The erosion of expectations for corporate profit growth over the last year contributed to an outperformance by a small group of supercap growth stocks for much of the year. Investors had more confidence in the prospect for strong persistent earnings growth for this small group of stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind these supercap growth stocks. In addition, many of the financial stocks that fall into the value category fell sharply following the Russian default and global margin call concerns, before rebounding strongly after the Federal Reserve acted.

  The year ended December 31, 1998 was characterized by very different performances of the various market sectors. For example, the total return for the year on the Russell 1000 Index with a heavy large-cap representation, was 27.02%, while the Russell 1000 Growth Index returned 38.71% and the Russell 1000 Value Index returned 15.63%. The return on the Russell Midcap Index was 10.09% while the small-cap Russell 2000 Index return was -2.55%.***

  Another pattern in 1998 was that high quality assets outperformed medium and low quality assets. Treasury bonds outperformed junk bonds; U.S. and European stocks outperformed emerging market stocks; blue chip stocks, especially major growth stocks, generally rose more than the average stock. In an environment of concern about financial risks, the high-grade assets were the market leaders.

PORTFOLIO FOCUS

  In the 14 years that we have been managing smaller-cap portfolios under our three-step process of quantitative screening, fundamental analysis and portfolio risk control, we have never underperformed our benchmark by as much as in the past year. The main reasons are as follows:

  First, our quantitative model did not demonstrate its usual success in identifying issues to buy and sell. There has been a constant style shift between growth and value. Our process has been effective in identifying sustained trends, but has struggled in periods of daily price volatility.

  Second, even with about 165 names in the Portfolio, disappointing stock developments had a much greater impact on overall performance than in the Russell 2500 Index. Nearly all of our underperformance can be attributed to the 10 worst performing stocks.

  Some of those stocks were Sirrom Capital and Philip Services, which were hurt by questionable accounting practices. Silicon Valley Group, Adaptec and CompUSA were hurt by the slowdown in semiconductor orders and PC sales. AGCO and ESC Medical Systems were hurt by considerable weakness in their foreign markets. All of these stocks were sold from the Portfolio at various times throughout the reporting period.

  Third, the liquidity costs to buy and sell a position have been much greater than normal, especially on the downside when companies announced disappointing results. Because of our decision to realize some capital losses late in the year to offset previously realized capital gains, there are no capital gain distributions to be paid for the Portfolio's 1998 tax year. Nevertheless, the Portfolio turnover rate of 45.1% for the 1998 fiscal year was below most managers and consistent with our usual 40% to 50% range.

  In our effort to improve the Portfolio's performance, we have expanded our stock selection universe and are evaluating new quantitative data to better guide our selections. Our analytical staff has been enlarged. In addition, steps have been taken to expedite the execution of trades with the growth in assets. Your Portfolio' s improved absolute performance of 16.44% in the final three months of 1998 was a welcome recovery and in part reflects some improvement in valuations.

                                  Sincerely,


            [Anthony J. Galise signature]  [James C. Wadsworth signature]


            Anthony J. Galise             James C. Wadsworth

            Portfolio Co-Manager          Portfolio Co-Manager

January 12, 1999

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid. The Portfolio's performance does not reflect the deduction of additional charges imposed in connection with investing in variable insurance contracts, which will reduce returns.

**SOURCE: THE FRANK RUSSELL COMPANY -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Russell 2500 Index is an unmanaged index and is composed of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the
largest    U.S.    companies    by    market    capitalization.

***The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index consists of the bottom 800 securities in the Russell 1000 Index as ranked by total market capitalization and is a widely accepted measure of medium-cap stock market performance. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. All indices are unmanaged and include reinvested dividends.



DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO  DECEMBER 31,
1998
-----------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO AND THE RUSSELL 2500 INDEX

                                    Dollars

$13,417

Russell 2500 Index*

$12,449

Dreyfus Variable Investment Fund, Small Company Stock Portfolio

*Source: The Frank Russell Company

Average Annual Total Returns
-----------------------------------------------------------------------------

                 One Year Ended        From Inception (5/1/96)

                December 31, 1998       to December 31, 1998

               ____________________   __________________________

                     -5.97%                     8.55%
---------------

Past performance is not predictive of future performance.

THE PORTFOLIO'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS WHICH WILL REDUCE RETURNS.

The  above  graph  compares  a  $10,000  investment  made  in  Dreyfus  Variable
Investment Fund, Small Company Stock Portfolio on 5/1/96 (Inception Date) to a $10,000 investment made in the Russell 2500 Index on that date. All dividends and capital gain distributions are reinvested.

The Portfolio' s performance shown in the line graph takes into account all applicable fees and expenses of the Portfolio. The Russell 2500 Index is an unmanaged index and is composed of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The Index does not take into account charges, fees and other expenses. Further information relating to Portfolio performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report


DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    DECEMBER 31, 1998

Common Stocks--98.1%                                                                         Shares                Value
-------------------------------------------------------------------------------          ----------------  ----------------------
            Basic Industries--6.7%  ACX Technologies . . . . . . . . . . . . .(a)                 8,450           $     111,963

                                    Agrium . . . . . . . . . . . . . . . . . . .                 12,400                 107,725

                                    American Building  . . . . . . . . . . . .(a)                 3,400                  83,300

                                    AptarGroup . . . . . . . . . . . . . . . . .                  6,700                 188,019

                                    Cabot  . . . . . . . . . . . . . . . . . . .                  8,900                 248,644

                                    Caraustar Industries . . . . . . . . . . . .                  4,450                 127,103

                                    Clayton Homes  . . . . . . . . . . . . . . .                 15,046                 207,826

                                    Comfort Systems USA  . . . . . . . . . . .(a)                 4,600                  82,225

                                    Crompton & Knowles . . . . . . . . . . . .(a)                 9,700                 200,669

                                    Cytec Industries . . . . . . . . . . . . .(a)                 7,050                 149,813

                                    Jacobs Engineering Group . . . . . . . . .(a)                 3,700                 150,775

                                    Louisiana Pacific  . . . . . . . . . . . . .                  5,300                  97,056

                                    Mail-Well  . . . . . . . . . . . . . . . .(a)                16,300                 186,431

                                    Southdown  . . . . . . . . . . . . . . . . .                  3,476                 205,736

                                    Sybron International . . . . . . . . . . .(a)                 6,600                 179,438

                                                                                                                   ____________

                                                                                                                      2,326,723

                                                                                                                   ____________

           Capital Spending--17.4%  Allied Waste Industries  . . . . . . . . .(a)                 6,100                 144,113

                                    Apple Computer . . . . . . . . . . . . . .(a)                 8,000                 327,500

                                    Applied Power, Cl. A . . . . . . . . . . . .                  5,200                 196,300

                                    CellStar . . . . . . . . . . . . . . . . .(a)                12,000                  81,750

                                    Cognex . . . . . . . . . . . . . . . . . .(a)                 4,650                  93,000

                                    Cordant Technologies . . . . . . . . . . . .                  3,200                 120,000

                                    Dallas Semiconductor . . . . . . . . . . . .                  5,050                 205,788

                                    Duke Realty Investments  . . . . . . . . . .                  8,200                 190,650

                                    ECI Telecommunications . . . . . . . . . . .                  9,400                 334,875

                                    Electronics For Imaging  . . . . . . . . .(a)                 8,100                 325,519

                                    Fairchild, Cl. A . . . . . . . . . . . . .(a)                 5,000                  78,750

                                    FORE Systems . . . . . . . . . . . . . . .(a)                15,300                 280,181

                                    Gulfstream Aerospace . . . . . . . . . . .(a)                 3,400                 181,050

                                    Jabil Circuit  . . . . . . . . . . . . . .(a)                 4,000                 298,500

                                    Neomagic . . . . . . . . . . . . . . . . .(a)                11,800                 261,075

                                    OmniQuip International . . . . . . . . . . .                  9,800                 147,000

                                    Plantronics  . . . . . . . . . . . . . . .(a)                 6,500                 559,000

                                    PMC-Sierra . . . . . . . . . . . . . . . .(a)                 3,700                 233,563

                                    Sanmina  . . . . . . . . . . . . . . . . .(a)                 8,004                 500,250

                                    SMART Modular Technologies . . . . . . . .(a)                11,100                 308,025

                                    SPX  . . . . . . . . . . . . . . . . . . .(a)                 2,700                 180,900

                                    Tech Data  . . . . . . . . . . . . . . . .(a)                 7,850                 315,946

                                    Uniphase . . . . . . . . . . . . . . . . .(a)                 2,800                 194,250

                                    Waters . . . . . . . . . . . . . . . . . .(a)                 3,600                 314,100

                                    Zebra Technologies, Cl. A  . . . . . . . .(a)                 6,800                 195,500

                                                                                                                   ____________

                                                                                                                      6,067,585

                                                                                                                   ____________

          Consumer Cyclical--15.9%  Abercrombie & Fitch Co., Cl. A . . . . . .(a)                 4,300                 304,225

                                    Action Performance Cos.  . . . . . . . . .(a)                 4,500                 159,188

                                    Black Box  . . . . . . . . . . . . . . . .(a)                 6,000                 227,250

                                    Borg-Warner Automotive . . . . . . . . . . .                  4,950                 276,272

DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

Common Stocks (continued)                                                                     Shares                Value
-------------------------------------------------------------------------------          ----------------    --------------------

     Consumer Cyclical (continued)  CKE Restaurants  . . . . . . . . . . . . . .                  3,520           $     103,620

                                    Darden Restaurants . . . . . . . . . . . . .                  8,100                 145,800

                                    Dollar Tree Stores . . . . . . . . . . . .(a)                 4,300                 187,856

                                    Ethan Allen Interiors  . . . . . . . . . . .                  4,900                 200,900

                                    Fingerhut  . . . . . . . . . . . . . . . . .                  8,100                 125,044

                                    General Nutrition  . . . . . . . . . . . .(a)                 4,700                  76,375

                                    Heftel Broadcasting, Cl. A . . . . . . . .(a)                 4,200                 206,850

                                    Hollinger International, Cl. A . . . . . . .                 11,300                 157,494

                                    Interface, Cl. A . . . . . . . . . . . . . .                 15,500                 143,859

                                    King World Productions . . . . . . . . . .(a)                 6,900                 203,119

                                    Lear . . . . . . . . . . . . . . . . . . .(a)                 2,600                 100,100

                                    Promus Hotel . . . . . . . . . . . . . . .(a)                 4,730                 153,134

                                    Richfood Holdings  . . . . . . . . . . . . .                  4,775                  99,081

                                    Ross Stores  . . . . . . . . . . . . . . . .                  5,100                 200,813

                                    Ryan's Family Steak House  . . . . . . . .(a)                19,650                 243,169

                                    Sinclar Broadcast Group, Cl. A . . . . . .(a)                18,300                 357,994

                                    Speedway Motorsports . . . . . . . . . . .(a)                 6,500                 185,250

                                    Tommy Hilfiger . . . . . . . . . . . . . .(a)                 3,850                 231,000

                                    Tower Automotive . . . . . . . . . . . . .(a)                 9,500                 236,906

                                    United Natural Foods . . . . . . . . . . .(a)                 5,100                 123,038

                                    Valassis Communication . . . . . . . . . .(a)                 3,200                 165,200

                                    Wallace Computer Services  . . . . . . . . .                  7,400                 195,175

                                    Warnaco Group, Cl. A . . . . . . . . . . . .                  6,900                 174,225

                                    World Color Press  . . . . . . . . . . . .(a)                 3,100                  94,356

                                    Zale . . . . . . . . . . . . . . . . . . .(a)                10,450                 337,013

                                    Ziff-Davis . . . . . . . . . . . . . . . .(a)                 8,800                 139,150

                                                                                                                   ____________

                                                                                                                      5,553,456

                                                                                                                   ____________

            Consumer Staples--3.7%  Canandaigua Brands, Cl. A  . . . . . . . .(a)                 2,700                 156,094

                                    Central Garden & Pet . . . . . . . . . . .(a)                 8,200                 117,875

                                    Dial . . . . . . . . . . . . . . . . . . . .                 10,300                 297,413

                                    Interstate Bakeries  . . . . . . . . . . . .                  4,700                 124,256

                                    Mylan Laboratories . . . . . . . . . . . . .                  3,800                 119,700

                                    Ralcorp Holdings . . . . . . . . . . . . .(a)                 6,200                 113,150

                                    Suiza Foods  . . . . . . . . . . . . . . .(a)                 7,117                 362,522

                                                                                                                   ____________

                                                                                                                      1,291,010

                                                                                                                   ____________

                      Energy--4.1%  BJ Services  . . . . . . . . . . . . . . .(a)                 6,600                 103,125

                                    Devon Energy . . . . . . . . . . . . . . . .                  5,800                 177,988

                                    Holly  . . . . . . . . . . . . . . . . . . .                  3,650                  61,594

                                    KN Energy  . . . . . . . . . . . . . . . . .                  5,050                 183,694

                                    Newfield Exploration . . . . . . . . . . .(a)                 6,500                 135,688

                                    Noble Affiliates . . . . . . . . . . . . . .                  4,200                 103,425

                                    Sempra Energy  . . . . . . . . . . . . . . .                  9,899                 251,187

                                    Transocean Offshore  . . . . . . . . . . .(a)                 3,600                  96,525

                                    Ultramar Diamond Shamrock  . . . . . . . . .                  6,000                 145,500

                                    WICOR  . . . . . . . . . . . . . . . . . . .                  8,200                 178,863

                                                                                                                   ____________

                                                                                                                      1,437,589

                                                                                                                   ____________

DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

Common Stocks (continued)                                                                     Shares                Value
-------------------------------------------------------------------------------          ----------------    --------------------

                 Health Care--8.3%  AmeriSource Health, Cl. A  . . . . . . . .(a)                 4,600           $     299,000

                                    Genzyme - General Division . . . . . . . .(a)                 6,100                 303,475

                                    Lincare Holdings . . . . . . . . . . . . .(a)                 7,400                 300,163

                                    Orthodontic Centers of America . . . . . .(a)                15,100                 293,506

                                    PharMerica . . . . . . . . . . . . . . . .(a)                17,600                 105,600

                                    PSS World Medical  . . . . . . . . . . . .(a)                15,000                 345,000

                                    Steris . . . . . . . . . . . . . . . . . .(a)                 9,900                 281,531

                                    Total Renal Care Holdings  . . . . . . . .(a)                 8,600                 254,238

                                    Universal Health Services, Cl. B . . . . .(a)                 4,800                 249,000

                                    Watson Pharmaceuticals . . . . . . . . . .(a)                 7,300                 458,988

                                                                                                                   ____________

                                                                                                                      2,890,501

                                                                                                                   ____________


         Interest Sensitive--18.1%  AMBAC  . . . . . . . . . . . . . . . . . . .                  5,800                 349,088

                                    AmeriCredit  . . . . . . . . . . . . . . .(a)                10,000                 138,125

                                    Amerin . . . . . . . . . . . . . . . . . .(a)                 6,900                 163,013

                                    Apartment Investment & Management, Cl. A . .                  5,700                 211,969

                                    Bank United, Cl. A . . . . . . . . . . . . .                  6,000                 235,500

                                    Boston Properties  . . . . . . . . . . . . .                 10,000                 305,000

                                    Camden Property Trust  . . . . . . . . . . .                  6,600                 171,600

                                    City National  . . . . . . . . . . . . . . .                  9,600                 399,600

                                    CMAC Investment  . . . . . . . . . . . . . .                  5,500                 252,656

                                    Equity Office Properties . . . . . . . . . .                  8,276                 198,624

                                    Everen Capital . . . . . . . . . . . . . . .                  9,240                 210,210

                                    FelCor Lodging Trust . . . . . . . . . . . .                  4,400                 101,475

                                    Franchise Finance Corp. of America . . . . .                  6,300                 151,200

                                    Hambrecht & Quist Group  . . . . . . . . .(a)                 3,600                  81,675

                                    Health Care Property Investors . . . . . . .                  4,850                 149,138

                                    Hibernia, Cl. A  . . . . . . . . . . . . . .                 15,000                 260,625

                                    Highwoods Properties . . . . . . . . . . . .                  5,000                 128,750

                                    Investment Technology Group  . . . . . . .(a)                   200                  12,413

                                    M&T Bank . . . . . . . . . . . . . . . . . .                    539                 279,707

                                    Mack-Cali Realty . . . . . . . . . . . . . .                  6,340                 195,748

                                    Mercantile Bankshares  . . . . . . . . . . .                  8,400                 323,400

                                    Old Kent Financial . . . . . . . . . . . . .                  8,858                 411,897

                                    Pacific Gulf Properties  . . . . . . . . . .                  8,600                 172,538

                                    People's Bank  . . . . . . . . . . . . . . .                  6,100                 168,513

                                    Peoples Heritage Financial Group . . . . . .                 13,500                 270,000

                                    Protective Life Corp.  . . . . . . . . . . .                  7,100                 282,669

                                    Reliance Group Holdings  . . . . . . . . . .                 15,500                 199,563

                                    Sovereign Bancorp  . . . . . . . . . . . . .                 11,360                 161,880

                                    TCF Financial Corp.  . . . . . . . . . . . .                  9,000                 217,688

                                    Waddell & Reed Financial, Cl. A  . . . . . .                  4,300                 101,856

                                                                                                                   ____________

                                                                                                                      6,306,120

                                                                                                                   ____________


           Mining And Metals--2.0%  Cable Design Technologies  . . . . . . . .(a)                 6,475                 119,788

                                    General Cable  . . . . . . . . . . . . . . .                  7,100                 145,550

                                    IMCO Recycling . . . . . . . . . . . . . . .                  8,300                 128,131

DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

Common Stocks (continued)                                                                     Shares                Value
-------------------------------------------------------------------------------          ----------------    --------------------

     Mining And Metals (continued)  Texas Industries . . . . . . . . . . . . . .                  4,300           $     115,831

                                    USEC . . . . . . . . . . . . . . . . . . . .                 13,200                 183,150

                                                                                                                   ____________

                                                                                                                        692,450

                                                                                                                   ____________


                   Services--13.0%  Analysts International . . . . . . . . . . .                  5,000                  96,250

                                    Avis Rent A Car  . . . . . . . . . . . . .(a)                 7,000                 169,313

                                    Ciber  . . . . . . . . . . . . . . . . . .(a)                 5,500                 153,656

                                    Cognos . . . . . . . . . . . . . . . . . .(a)                 7,800                 195,000

                                    Excite . . . . . . . . . . . . . . . . . . .                  4,800                 201,900

                                    First Health Group . . . . . . . . . . . . .                 10,200                 168,938

                                    Galilieo International . . . . . . . . . . .                  7,700                 334,950

                                    Gallagher (Arthur J.)  . . . . . . . . . . .                  3,500                 154,438

                                    Hummingbird Communications . . . . . . . .(a)                 6,650                 130,506

                                    Intuit . . . . . . . . . . . . . . . . . .(a)                 8,200                 594,500

                                    Keane  . . . . . . . . . . . . . . . . . .(a)                 3,800                 151,763

                                    Mutual Risk Management . . . . . . . . . . .                  9,066                 354,707

                                    Pittston Brinks Group  . . . . . . . . . . .                  8,150                 259,781

                                    Rental Service . . . . . . . . . . . . . .(a)                 8,100                 127,069

                                    Sotheby's Holdings, Cl. A  . . . . . . . . .                 10,100                 323,200

                                    Sterling Commerce  . . . . . . . . . . . .(a)                 7,072                 318,240

                                    Sterling Software  . . . . . . . . . . . .(a)                 9,800                 265,213

                                    SunGuard Data Systems  . . . . . . . . . .(a)                 9,100                 361,156

                                    Young & Rubicam  . . . . . . . . . . . . .(a)                 4,900                 158,638

                                                                                                                   ____________

                                                                                                                      4,519,218

                                                                                                                   ____________


              Transportation--2.1%  Air Express International  . . . . . . . . .                  4,750                 103,313

                                    Airborne Freight . . . . . . . . . . . . . .                  5,500                 198,344

                                    CNF Transportation . . . . . . . . . . . .(a)                 2,900                 108,931

                                    Comair Holdings  . . . . . . . . . . . . . .                  4,700                 158,625

                                    Wisconsin Central Transportation . . . . .(a)                 9,700                 166,719

                                                                                                                   ____________

                                                                                                                        735,932

                                                                                                                   ____________


                   Utilities--6.8%  Calenergy  . . . . . . . . . . . . . . . .(a)                 9,400                 326,063

                                    Calpine  . . . . . . . . . . . . . . . . .(a)                11,800                 297,950

                                    DQE  . . . . . . . . . . . . . . . . . . . .                  7,350                 322,941

                                    Montana Power  . . . . . . . . . . . . . . .                  5,900                 333,719

                                    New England Electric System  . . . . . . . .                  3,800                 182,875

                                    NIPSCO Industries  . . . . . . . . . . . . .                 10,100                 307,419

                                    Pacific Gateway Exchange . . . . . . . . .(a)                 7,100                 341,244

                                    Transaction Network Services . . . . . . .(a)                13,500                 270,844

                                                                                                                   ____________

                                                                                                                      2,383,055

                                                                                                                   ____________

                                    TOTAL COMMON STOCKS

                                      (cost $31,977,193) . . . . . . . . . . . .                                    $34,203,639

                                                                                                                   ____________

                                                                                                                   ____________

DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        DECEMBER 31, 1998

                                   Principal

Short Term Investments--1.5%                                                              Amount                     Value
-------------------------------------------------------------------------------        ------------------       -----------------

              U.S. Treasury Bills:  3.87%, 1/14/1999 . . . . . . . . . . . . . .        $        59,000          $       58,923

                                    4.32%, 2/4/1999  . . . . . . . . . . . . . .                100,000                  99,590

                                    4.27%, 2/18/1999 . . . . . . . . . . . . . .                141,000                 140,233

                                    4.44%, 3/25/1999 . . . . . . . . . . . . . .                132,000                 130,679

                                    4.47%, 4/1/1999  . . . . . . . . . . . . . .                101,000                  99,899

                                                                                                                    ____________

                                    TOTAL SHORT-TERM INVESTMENTS

                                      (cost $529,227)  . . . . . . . . . . . . .                                  $     529,324

                                                                                                                    ____________

TOTAL INVESTMENTS (cost $32,506,420) . . . . . . . . . . . . . . . . . . . . . .                  99.6%              $34,732,963
                                                                                                _______             ____________

CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . .                    .4%           $     123,639
                                                                                                _______             ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 100.0%              $34,856,602
                                                                                                _______             ____________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         DECEMBER 31, 1998

                                                                                                   Cost                Value
                                                                                                _____________       ____________
ASSETS:                    Investments in securities--See Statement of Investments . . . .        $32,506,420       $34,732,963

                           Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               98,133

                           Receivable for investment securities sold . . . . . . . . . . .                               39,248

                           Dividends receivable  . . . . . . . . . . . . . . . . . . . . .                               32,352

                           Prepaid expenses  . . . . . . . . . . . . . . . . . . . . . . .                                  454

                                                                                                                   _____________

                                                                                                                     34,903,150

                                                                                                                   _____________

LIABILITIES:               Due to The Dreyfus Corporation and affiliates . . . . . . . . .                               26,595

                           Accrued expenses  . . . . . . . . . . . . . . . . . . . . . . .                               19,953

                                                                                                                   _____________

                                                                                                                         46,548

                                                                                                                   _____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $34,856,602

                                                                                                                  _____________

REPRESENTED BY:            Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . .                          $34,904,510

                           Accumulated undistributed investment income--net  . . . . . . .                               11,874

                           Accumulated net realized gain (loss) on investments . . . . . .                           (2,286,325)

                           Accumulated net unrealized appreciation (depreciation)
on investments--Note 4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            2,226,543
                                                                                                                   _____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          $34,856,602
                                                                                                                  _____________
SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                            2,310,597

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                               $15.09

                                                                                                                        _______




                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME
INCOME:                    Cash dividends (net of $434 foreign taxes
                              withheld at source)  . . . . . . . . . . . . . . . . . . . .       $    372,838

                           Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . .             39,427

                                                                                                 _____________

                              Total Income     . . . . . . . . . . . . . . . . . . . . . .                         $    412,265

EXPENSES:                  Investment advisory fee--Note 3(a)  . . . . . . . . . . . . . .            249,468

                           Custodian fees--Note 3(a) . . . . . . . . . . . . . . . . . . .             24,605

                           Prospectus and shareholders' reports  . . . . . . . . . . . .               24,124

                           Auditing fees . . . . . . . . . . . . . . . . . . . . . . . . .             20,923

                           Registration fees . . . . . . . . . . . . . . . . . . . . . . .              2,596

                           Shareholder servicing costs . . . . . . . . . . . . . . . . . .              1,306

                           Trustees' fees and expenses--Note 3(b)  . . . . . . . . . . .                  526

                           Legal fees  . . . . . . . . . . . . . . . . . . . . . . . . . .                409

                           Loan commitment fees--Note 2  . . . . . . . . . . . . . . . . .                235

                           Miscellaneous     . . . . . . . . . . . . . . . . . . . . . . .              1,052

                                                                                                 _____________

                              Total Expenses . . . . . . . . . . . . . . . . . . . . . . .                              325,244

                                                                                                                    ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                               87,021

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                           Net realized gain (loss) on investments . . . . . . . . . . . .        $(2,270,701)

                           Net unrealized appreciation (depreciation) on investments . . .           (273,737)

                                                                                                 _____________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                           (2,544,438)

                                                                                                                    ____________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . .                            $(2,457,417)

                                                                                                                    ____________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        Year Ended            Year Ended

                                                                                     December 31, 1998     December 31, 1997
                                                                                     __________________    __________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $       87,021        $       79,878

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . .            (2,270,701)               535,237

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . .              (273,737)             1,941,468

                                                                                        ______________        _______________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . .           (2,457,417)             2,556,583
                                                                                        ______________        _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (84,817)              (70,208)

  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .              (93,031)             (467,411)
                                                                                        ______________        _______________

       Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (177,848)             (537,619)
                                                                                        ______________        _______________

BENEFICIAL INTEREST TRANSACTIONS:

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . .            15,037,525            19,389,206

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               177,848               537,619

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . .           (5,877,575)           (1,940,009)
                                                                                        ______________        _______________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions .             9,337,798            17,986,816
                                                                                        ______________        _______________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . .             6,702,533            20,005,780

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            28,154,069             8,148,289
                                                                                        ______________        _______________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $34,856,602           $28,154,069
                                                                                        ______________       _______________

UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . .        $       11,874       $         9,670

                                                                                        ______________        _______________

                                                                                            Shares                Shares

                                                                                        ______________        _______________

CAPITAL SHARES TRANSACTIONS:

  Shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               947,780             1,246,716

  Shares issued for dividends reinvested . . . . . . . . . . . . . . . . . . . .                11,117                34,650

  Shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (394,173)             (137,983)
                                                                                        ______________        _______________

       Net Increase (Decrease) in Shares Outstanding . . . . . . . . . . . . . .               564,724             1,143,383
                                                                                        ______________       _______________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Series' financial statements.

                                                                                               Year Ended December 31,
                                                                                          ___________________________________

PER SHARE DATA:                                                                          1998           1997          1996(1)
                                                                                       _______         _______        _______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . .            $16.13          $13.52         $12.50
                                                                                       _______         _______        _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . .               .04            .05             .05

   Net realized and unrealized gain (loss) on investments  . . . . . . . . .              (.99)           2.89           1.03
                                                                                       _______         _______        _______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . .              (.95)           2.94           1.08
                                                                                       _______         _______        _______

   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . . . .              (.04)           (.04)          (.05)

   Dividends from net realized gain on investments . . . . . . . . . . . . .              (.05)           (.29)          (.01)
                                                                                       _______         _______        _______

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . .              (.09)           (.33)          (.06)
                                                                                       _______         _______        _______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . .            $15.09          $16.13         $13.52
                                                                                       _______         _______        _______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . .             (5.97%)         21.77%          8.73%(2,3)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . . . .               .98%           1.12%           .75%(2)

   Ratio of net investment income to average net assets  . . . . . . . . . .               .26%            .53%           .39%(2)

   Decrease reflected in above expense ratios due to
       undertakings by The Dreyfus Corporation . . . . . . . . . . . . . . .               --             --              .19%(2)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . .             45.09%          34.48%         35.68%(2)

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . .            $34,857        $28,154          $8,148

---------

(1) From April 30, 1996 (commencement of operations) to December 31, 1996.

(2) Not annualized.

(3) Calculated based on net asset value on the close of business on May 1, 1996
    (commencement of initial offering) to  December 31, 1996.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Variable Investment Fund (the "Fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company, operating as a series company currently offering thirteen series, including the Small Company Stock Portfolio (the "Series") and is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The Series is a diversified portfolio. The Series' investment objective is to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Russell 2500 Index. The Dreyfus Corporation ("Dreyfus") serves as the Series' investment adviser. Dreyfus is a direct subsidiary of Mellon Bank, N.A. (" Mellon" ). Premier Mutual Fund Services, Inc. is the distributor of the Series' shares, which are sold without a sales charge.

   The Fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

   The Series' financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results may differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, the Series received net earnings credits of $293 for the period ended December 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   (C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Series not to distribute such gain.

   (D) FEDERAL INCOME TAXES: It is the policy of the Series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The Series has an unused capital loss carryover of approximately $1,444,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 1998. The carryover does not include net realized securities losses from November 1, 1998 through December 31, 1998 which are treated, for Federal income tax purposes, as arising in fiscal 1999. If not applied, the carryover expires in fiscal 2006.

NOTE 2--BANK LINE OF CREDIT:

   The Series participates with other Dreyfus-managed funds in a $600 million redemption credit facility (" Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Series has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Series at rates based on prevailing market rates in effect at the time of borrowings. During the period ended December 31, 1998, the Series did not borrow under the Facility.

NOTE 3--INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to an Investment Advisory Agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75 of 1% of the value of the Series' average daily net assets and is payable monthly.

   The  Series  compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of
Dreyfus,   under  a  transfer  agency  agreement  for  providing  personnel  and facilities to perform transfer agency services for the Series.

   The Series compensates Mellon under a custody agreement for providing custodial services for the Series. During the period ended December 31, 1998, $24,605 was charged by Mellon pursuant to the custody agreement.

   (B) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

   The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 1998 amounted to $23,519,835 and $14,605,243, respectively.

   At December 31, 1998, accumulated net unrealized appreciation on investments was $2,226,543, consisting of $5,409,983 gross unrealized appreciation and $3,183,440 gross unrealized depreciation.

At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO

  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Variable Investment Fund, Small Company Stock Portfolio (one of the Series constituting Dreyfus Variable Investment Fund) as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of December 31, 1998 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Variable Investment Fund, Small Company Stock Portfolio at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

February 4, 1999



DREYFUS VARIABLE INVESTMENT FUND, SMALL COMPANY STOCK PORTFOLIO
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  For Federal tax purposes the Series hereby designates $.045 per share as long-term capital gain distribution of the $.047 per share paid on March 31, 1998.

  The Series also designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 1998 as qualifying for the corporate dividends received deduction.
                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS VARIABLE INVESTMENT FUND,

SMALL COMPANY STOCK PORTFOLIO

200 Park Avenue

New York, NY 10166

INVESTMENT ADVISER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940









Printed in U.S.A.                                             151AR9812

Variable

Investment Fund,

SMALL COMPANY

STOCK PORTFOLIO

Annual Report

December 31, 1998